General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
General [Abstract]
Number of ordinary shares in each ADS (in Shares)	300
Net losses	$ (4,220)	$ (4,625)
Cash flows from operating activities	$ 5,045